UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09373

Oppenheimer Senior Floating Rate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2014 / Unaudited

	Principal Amount	Value
Corporate Loans—98.7%
Consumer Discretionary—31.0%
Auto Components—2.8%
Affinia Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 4/25/20[1]	$45,255,600	$45,438,885
Breed Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/10/18[1]	41,397,939	41,570,445
Cap-Con Automotive Technologies Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 11/15/18[1]	29,308,594	29,565,044
Cooper Standard, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/26/21[1]	32,345,000	32,324,784
FleetPride, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/19/19[1]	33,641,755	33,347,390
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.75%, 4/30/19[1]	99,715,000	100,026,609
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/18/18[1]	50,782,976	50,878,194
Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/5/20[1]	31,589,444	31,668,418
Schaeffler AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.25%, 1/27/17[1]	76,883,684	77,171,690
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/28/19[1]	59,096,508	59,447,423
Tower Automotive Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/23/20[1]	51,536,124	51,439,494
Transtar Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 10/9/18[1]	33,550,305	33,382,553

		586,260,929

Automobiles—0.7%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 5.333%, 8/3/49[1,2]	52,763,842	158,291
Federal-Mogul Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.00%, 4/3/18[1]	41,400,000	41,238,292
Tranche C, 4.75%, 4/3/21[1]	93,000,000	92,418,750

		133,815,333

Distributors—1.4%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 1/11/19[1]	50,502,757	50,676,386
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/26/19[1]	56,398,932	56,414,611
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 3/26/20[1]	38,534,030	39,397,616
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 4/10/19[1]	16,390,099	16,413,995
Capital Automotive LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.00%, 4/30/20[1]	31,020,835	31,731,739
Container Store, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/6/19[1]	28,863,347	28,863,347
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 10/16/19[1]	49,306,461	49,352,710

1        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Distributors (Continued)
Toys R US Property Co. I LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.00%, 8/21/19[1]	$16,437,400	$15,763,467

		288,613,871

Diversified Consumer Services—2.3%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/17/20[1]	57,320,000	57,176,700
Interactive Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/23/21[1]	92,690,000	92,762,391
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 4/1/21[1]	56,584,762	54,250,640
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/1/22[1]	15,770,000	15,060,350
Knowledge Universe Education LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/12/21[1]	25,000,000	25,187,500
Koosharem LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 7.50%, 4/29/20[1]	27,845,000	27,984,225
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 6/15/18[1]	110,914,314	109,631,923
Learning Care Group No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 5/8/19[1]	22,961,488	23,018,891
Nord Anglia Education Finance, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/19/21[1]	46,205,000	46,407,147
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/27/17[1]	12,741,281	12,735,968
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.50%, 6/27/18[1]	12,020,000	12,132,688

		476,348,423

Hotels, Restaurants & Leisure—6.0%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 4/22/16[1]	40,538,958	40,761,922
Allflex Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/17/20[1]	38,307,500	38,379,327
American Casino & Entertainment Properties, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 7/3/19[1]	19,850,000	19,949,250
American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/18/18[1]	16,469,457	16,387,109
AMF Bowling Centers, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.75%, 6/29/18[1]	38,740,861	39,128,270
ARG IH Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/15/20[1]	21,905,100	22,000,935
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.402%, 1/28/18[1]	42,092,143	38,788,962
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 9.50%, 10/31/16[1]	4,610,000	4,571,585
Tranche B6, 5.402%, 1/28/18[1]	133,660,245	124,951,478
Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 10/11/20[1]	125,924,400	126,335,417
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 4/9/21[1]	79,916,000	79,691,276

2        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
CBAC Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.25%, 7/2/20[1]	$8,835,000	$9,188,400
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 3/1/17[1]	45,880,736	45,899,868
CEC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.25%, 2/14/21[1]	46,330,000	46,021,118
Corner Investment Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.00%, 11/2/19[1]	13,395,000	13,796,850
Del Monte Foods Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 2/18/21[1]	44,460,000	44,437,770
Del Monte Pacific Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 8/18/21[1]	8,565,000	8,495,409
Equinox Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-4.309%, 1/31/20[1]	26,523,586	26,523,586
Focus Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-4.309%, 2/21/18[1]	28,348,379	28,407,429
Golden Nugget Biloxi, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.00%, 11/29/16[1]	30,000,000	30,225,000
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/21/19[1]	25,881,051	26,511,901
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.50%, 11/21/19[1]	9,320,534	9,547,722
Great Wolf Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 8/6/20[1]	29,775,000	29,812,219
Jacobs Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/29/18[1]	16,998,656	17,126,146
La Quinta Intermediate Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/14/21[1]	38,000,000	37,905,000
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/24/18[1]	49,199,264	49,306,913
MGM Resorts International, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 12/20/19[1]	16,085,815	16,010,421
Oceania Cruises, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/2/20[1]	24,767,925	24,974,316
Peninsula Gaming LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/20/17[1]	34,356,793	34,421,212
Peppermill Casinos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/9/18[1]	21,029,456	21,607,766
Pinnacle Operating Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/15/18[1]	28,049,475	28,084,537
Revel Entertainment, Inc., Sr. Sec. Credit Facilities 2nd Lien Exit Term Loan, 14.50%, 5/20/18[1,2]	36,421,136	22,763,210
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/2/20[1]	34,149,413	33,210,304
US Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/31/19[1]	89,603,133	89,836,460

		1,245,059,088

Household Durables—2.1%
Britax US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/15/20[1]	26,621,225	25,046,127

3        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Durables (Continued)
KIK Custom Products, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/29/19[1]	$61,965,536	$61,994,598
KIK Custom Products, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/29/19[1]	25,430,000	25,769,058
Leonardo Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 1/31/21[1]	13,855,000	13,872,319
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 7/27/19[1]	54,792,993	54,673,161
Renfro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 1/30/19[1]	19,596,938	19,547,945
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 8/19/19[1]	47,665,538	47,672,973
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 8/19/19[1]	12,427,500	12,429,439
SRAM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-5.25%, 4/10/20[1]	67,399,399	66,809,655
Steinway Musical Instruments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/19/19[1]	19,417,425	19,514,512
Steinway Musical Instruments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 9/18/20[1]	10,070,000	10,346,925
Sun Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/23/20[1]	42,187,153	40,763,337
Wilton Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/30/18[1]	30,710,634	29,456,627

		427,896,676

Internet & Catalog Retail—0.2%
CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%-6.75%, 2/20/20[1]	47,462,427	47,818,395

Leisure Products—1.5%
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/14/20[1]	49,069,444	49,100,113
CityCenter Holdings LLC, Sr. Sec. Credit Facilities Term Loan, 5.00%, 10/16/20[1]	24,937,500	25,097,250
Four Seasons Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 6/29/20[1]	17,910,000	17,820,450
Four Seasons Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.25%, 12/28/20[1]	10,000,000	10,175,000
Hilton Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%-3.75%, 10/26/20[1]	51,143,027	51,040,025
Intrawest Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/9/20[1]	33,366,375	33,825,163
Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 8/13/20[1]	25,643,953	25,611,898
Playa Resorts Holding BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 8/9/19[1]	21,894,987	21,990,778
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/2/20[1]	69,456,526	69,478,265
Stockbridge/SBE Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 13.00%, 5/2/17[1]	4,035,000	4,458,675

4        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Leisure Products (Continued)
Yonkers Racing Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 8/20/19[1]	$4,987,500	$4,912,687

		313,510,304

Media—11.4%
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 10/9/16[1]	101,937,344	102,319,609
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16[1,2,3]	27,168,651	271,687
Atlantic Broadband Penn LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 11/30/19[1]	19,097,021	18,937,885
BATS Global Markets Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 1/17/20[1]	10,210,000	9,954,750
Catalina Marketing, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/1/21[1]	55,435,000	55,400,353
Catalina Marketing, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 3/31/21[1]	18,350,000	18,212,375
CBS Outdoor Americas Capital LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.00%, 1/15/21[1]	23,195,000	23,116,299
Cenveo Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 2/13/17[1]	31,199,265	31,277,263
Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 0.432%, 8/3/49[1,2]	577,191	2,889
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6.90%, 1/30/19[1]	101,361,554	100,677,364
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.80%, 1/29/16[1]	55,711,458	55,301,198
Tranche E, 7.65%, 7/30/19[1]	50,751,807	50,903,352
Cumulus Media Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/18/20[1]	32,774,511	32,774,511
Delta 2 LUX Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/30/19[1]	81,360,780	81,920,136
Deluxe Entertainment Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 2/26/20[1]	36,555,000	36,745,378
Extreme Reach, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 1/24/20[1]	27,835,000	28,252,525
Extreme Reach, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 1/22/21[1]	13,915,000	14,080,241
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[1]	80,139,209	76,871,052
Granite Broadcasting Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 5/23/18[1]	15,846,147	16,034,320
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.50%, 10/11/19[1]	15,996,401	16,051,397
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.00%, 7/17/19[1]	38,269,312	38,548,372
Hoyts Cinemas Group, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 11/30/20[1]	9,250,000	9,481,250
IMG Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.59%, 6/16/16[1]	18,471,580	18,529,303
Tranche B, 5.25%, 3/19/21[1]	92,820,000	92,773,590

5        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
IMG Worldwide, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 3/21/22[1]	$25,520,000	$25,767,238
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 6/30/19[1]	168,601,201	168,776,883
Internet Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 3/18/19[1]	9,246,650	9,304,441
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 12/17/20[1]	15,715,613	15,808,728
Lions Gate Entertainment Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.00%, 7/19/20[1]	32,500,000	32,858,573
Live Nation Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.50%, 8/17/20[1]	14,130,150	14,088,932
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.25%, 7/30/20[1]	92,539,548	92,857,051
Mediacom Broadband LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche G, 4.00%, 1/20/20[1]	9,899,497	9,899,497
Tranche H, 3.25%, 1/29/21[1]	4,353,750	4,306,586
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 3.12%, 10/23/17[1]	7,774,038	7,790,232
Mergermarket Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/7/21[1]	26,935,000	26,665,650
Mergermarket Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.50%, 1/7/22[1]	9,975,000	9,850,313
Merrill Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 3/8/18[1]	33,136,730	33,509,518
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities Incremental Term Loan, Tranche B, 4.25%, 1/22/20[1]	64,817,539	64,777,028
Nine Entertainment Co. Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 2/5/20[1]	14,812,594	14,615,098
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 6/9/17[1]	22,188,721	22,299,665
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 6/9/18[1]	7,000,000	7,061,250
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/3/19[1]	40,237,800	40,673,696
Project Sunshine IV Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.00%, 2/28/19[1]	21,625,952	21,936,825
Quebecor Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 8/17/20[1]	21,661,150	21,476,120
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 3/31/16[1]	35,754,852	36,335,868
Salem Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/13/20[1]	27,127,987	27,102,568
Tech Finance & Co. SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/11/20[1]	36,790,000	36,904,969
Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 12/27/20[1]	98,154,000	97,933,154
TWCC Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/26/20[1]	53,481,154	53,325,149
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche C2, 4.00%, 3/1/20[1]	47,896,200	47,695,228

6        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: (Continued)
Tranche C4, 4.00%, 3/1/20[1]	$86,240,831	$85,925,104
US Finco, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 5/29/20[1]	25,856,610	25,816,222
Virgin Media Investment Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 6/8/20[1]	25,000,000	24,823,650
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 10/12/19[1]	43,709,250	43,745,659
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/1/19[1]	157,828,728	158,346,564
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 7/1/20[1]	24,817,046	24,627,816
Yankee Cable Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/1/20[1]	46,062,413	46,227,961
YP LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%-8.00%, 6/4/18[1]	25,326,667	25,595,763
Ziggo BV, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 3.50%, 1/15/22[1]	14,699,043	14,463,241
Tranche B2, 3.50%, 1/15/22[1]	9,472,340	9,320,385
Tranche B3, 3.50%, 1/15/22[1]	15,578,617	15,328,705

		2,346,278,429

Multiline Retail—1.1%
Hudson Bay Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/4/20[1]	42,337,250	42,714,306
J.C. Penny Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 5/22/18[1]	62,235,919	61,705,918
Neiman Marcus Group, Inc., Sr. Sec. Credit Facilities Term Loan, 4.25%, 10/25/20[1]	122,882,068	122,779,707

		227,199,931

Specialty Retail—1.2%
Anchor Hocking LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 5/21/20[1]	24,207,510	24,025,954
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 2/23/17[1]	59,995,015	60,257,493
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/26/19[1]	92,034,832	92,471,537
Jo-Ann Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 3/16/18[1]	10,576,678	10,523,795
National Vision, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/5/21[1]	32,480,000	32,290,544
National Vision, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.75%, 2/24/20[1]	11,565,000	11,557,772
Toys R US Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.00%, 9/1/16[1]	8,105,085	7,186,932
Tranche B2, 5.25%, 5/25/18[1]	16,666,343	13,701,117

		252,015,144

Textiles, Apparel & Luxury Goods—0.3%
Stuart Weitzman Acquisition Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/8/20[1]	2,325,000	2,319,188

7        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Textiles, Apparel & Luxury Goods (Continued)
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/22/16[1]	$32,083,963	$31,399,323
Vogue International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/6/21[1]	37,085,000	37,270,425

		70,988,936

Consumer Staples—3.1%
Food & Staples Retailing—1.2%
Albertsons LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 3/21/19[1]	59,991,547	60,291,504
Fairway Group Acquisition, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 8/17/18[1]	31,517,923	31,143,648
Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 6, 5.75%, 8/21/20[1]	36,533,334	37,382,734
Smart & Final, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/15/19[1]	70,564,701	70,575,709
Supervalu, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/21/19[1]	41,744,459	41,688,563

		241,082,158

Food Products—1.7%
AdvancePierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/10/17[1]	45,685,981	45,785,942
AdvancePierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/10/17[1]	8,750,000	8,509,375
Diamond Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 8/20/18[1]	18,488,663	18,496,372
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.75%, 11/1/18[1]	55,630,575	55,658,390
H.J. Heinz Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 6/5/20[1]	39,700,000	39,801,751
Hostess Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/9/20[1]	36,626,052	38,091,094
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.75%, 5/25/18[1]	14,645,614	14,654,401
Tranche B, 3.75%, 9/18/20[1]	29,850,000	29,798,688
Kronos Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 2/12/20[1]	11,120,000	11,186,031
Mill US Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/3/20[1]	34,881,413	35,125,582
Mill US Acquisition LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 7/5/21[1]	13,840,000	14,082,200
Performance Food Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.25%, 11/14/19[1]	28,666,163	28,934,908
Steak N Shake Operations, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/26/21[1]	20,415,000	20,338,444

		360,463,178

Household Products—0.2%
PFS Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/29/21[1]	26,690,000	26,806,769

8        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Products (Continued)
PFS Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 1/28/22[1]	$16,695,000	$16,736,737

		43,543,506

Energy—5.0%
Energy Equipment & Services—4.2%
Ameriforge Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 12/19/19[1]	19,274,306	19,410,826
Ameriforge Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/21/20[1]	18,710,000	19,177,750
BBTS Borrower LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 6/4/19[1]	24,398,550	24,662,859
Drillships Financing Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.00%, 3/31/21[1]	111,531,346	113,134,609
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.375%, 9/30/20[1]	54,592,942	56,449,102
HGIM, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 6/18/20[1]	49,953,975	49,329,550
Larchmount Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 8/7/19[1]	24,812,500	25,401,797
McDermott Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/31/19[1]	27,605,000	27,846,544
Offshore Group Investment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.00%, 10/25/17[1]	37,221,027	37,298,558
Tranche B, 5.75%, 3/28/19[1]	32,511,600	32,579,322
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/3/18[1]	23,279,088	23,315,473
ProPetro Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 9/30/19[1]	105,075,750	106,126,508
Quicksilver Resources, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/21/19[1]	52,050,000	52,050,000
Sabine Oil & Gas LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/31/18[1]	38,730,000	39,262,537
Saxon Enterprises LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/15/19[1]	22,567,645	22,699,283
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 2/12/21[1]	83,186,513	82,400,150
Sheridan Investment Partners I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 10/1/19[1]	47,293,640	47,500,550
Sheridan Production Partners I-A LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 10/1/19[1]	6,266,795	6,307,924
Sheridan Production Partners I-M LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 10/1/19[1]	3,827,795	3,852,917
Templar Energy, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.00%, 11/25/20[1]	46,780,000	46,604,575
Western Refining, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/12/20[1]	31,451,175	31,582,232

		866,993,066

Oil, Gas & Consumable Fuels—0.8%
Philadelphia Energy Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 4/4/18[1]	45,822,329	41,163,710

9        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Samson Investment Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.00%, 9/25/18[1]	$92,620,000	$92,822,653
Sheridan Investment Partners II LLC, Sr. Sec. Credit Facilities 1st Lien REV Term Loan, 4.25%, 12/11/20[1]	34,919,174	35,126,524
Sheridan Investment Partners II-A LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 12/11/20[1]	4,857,510	4,886,354
Sheridan Production Partners II-M LLC, Sr. Sec. Credit Facilities 1st Lien REV Term Loan, Tranche B2, 4.25%, 12/11/20[1]	1,811,585	1,822,342

		175,821,583

Financials—2.8%
Capital Markets—0.7%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.152%, 5/13/17[1]	104,633,121	104,772,074
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.50%, 2/28/19[1]	38,535,000	38,789,601

		143,561,675

Consumer Finance—0.3%
Fly Leasing Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/9/19[1]	43,555,425	43,745,980
Grosvenor Capital Management Holdings LLP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 1/4/21[1]	31,491,075	31,333,619

		75,079,599

Diversified Financial Services—0.7%
Altisource Solutions Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/9/20[1]	38,087,348	38,087,348
Guggenheim Partners Investment Management, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/22/20[1]	39,762,719	39,931,710
RCS Capital, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 3/29/19[1]	44,580,000	45,151,204
Shield Finance Co. Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 1/29/21[1]	18,550,000	18,642,750

		141,813,012

Insurance—0.9%
Aqgen Liberty Management I, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/1/19[1]	105,649,100	105,384,977
National Financial Partners Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/1/20[1]	83,796,214	84,267,568

		189,652,545

Real Estate Management & Development—0.2%
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 3/5/20[1]	36,135,684	36,090,515

Health Care—11.7%
Biotechnology—0.1%
eResearch Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 5/2/18[1]	20,979,870	21,110,995

10        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies—6.5%
Accellent, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.50%, 3/12/21[1]	$37,170,000	$37,013,180
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/16/21[1]	28,560,000	28,649,022
Alliance Healthcare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 6/3/19[1]	46,354,524	46,390,727
Alvogen Pharma US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 5/23/18[1]	25,985,154	26,147,561
Biomet, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.65%-3.733%, 7/25/17[1]	9,900,125	9,927,529
CareCore National LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 3/5/21[1]	14,775,000	14,848,875
Carestream Health, Inc., Sr. Sec. Credit Facilities Term Loan, 5.00%, 6/7/19[1]	41,367,328	41,531,060
ConvaTec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 12/22/16[1]	59,305,216	59,416,413
Covis Pharmaceuticals Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 4/4/19[1]	29,667,278	29,732,190
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/15/17[1]	63,247,492	63,277,155
Drumm Investors LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/4/18[1]	56,393,240	55,688,324
Envision Pharmaceutical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/4/20[1]	42,476,550	43,007,507
Envision Pharmaceutical Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 11/4/21[1]	5,000,000	5,050,000
Generic Drug Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 8/16/20[1]	25,221,159	25,273,695
Genex Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 7/26/18[1]	23,133,750	23,336,170
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 4/6/18[1]	48,985,033	48,209,453
Healthport, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/4/19[1]	18,952,500	19,070,953
Healthport, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 10/5/20[1]	6,700,000	6,808,875
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 5/3/18[1]	48,678,063	48,757,165
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E1, 4.00%, 5/4/18[1]	59,419,462	59,504,372
LHP Hospital Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.00%, 7/3/18[1]	30,535,830	29,619,755
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 6.50%, 11/30/18[1]	45,391,988	43,803,268
Medpace, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 3/31/21[1]	22,180,000	22,198,476
MHP Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/21/21[1]	49,545,455	49,378,239
National Mentor, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 1/31/21[1]	34,785,000	34,893,703

11        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 7/31/20[1]	$35,163,300	$35,265,871
Opal Acquisition, Inc., Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/27/20[1]	76,099,275	76,308,548
P2 Lower Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/22/20[1]	25,814,541	25,943,614
PRA Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 9/23/20[1]	81,968,100	82,156,217
Quintiles Transnational Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 3.75%, 6/8/18[1]	67,250,220	67,362,326
Sage Products Holdings III LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/13/19[1]	35,435,266	35,494,337
Salix Pharmaceuticals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/2/20[1]	46,891,438	47,164,955
Sheridan Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 6/29/18[1]	6,461,438	6,465,476
Sheridan Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 12/20/21[1]	11,810,000	12,016,675
United Surgical Partners, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/3/19[1]	19,981,614	20,114,832
US Renal Care, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/3/19[1]	51,950,673	52,015,611
US Renal Care, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B1, 8.50%, 7/3/20[1]	5,188,000	5,256,092

		1,337,098,221

Health Care Providers & Services—3.4%
American Renal Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.50%, 8/20/19[1]	42,384,431	42,366,756
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 7/2/18[1]	43,866,037	43,427,377
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.00%, 1/2/19[1]	2,500,000	2,475,000
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%, 12/12/17[1]	7,142,724	7,187,366
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, 4.25%, 1/27/21[1]	57,366,225	57,616,973
CRC Health, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 3/26/21[1]	36,965,000	37,011,206
Dialysis Newco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/21/21[1]	18,455,000	18,478,069
Envision Healthcare Intermedia, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 5/25/18[1]	44,134,255	44,161,838
Genesis Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.00%-10.75%, 12/4/17[1]	25,357,034	25,906,445
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/18/19[1]	28,872,638	28,610,994
Ikaria, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 2/11/21[1]	43,600,000	43,840,716
Ikaria, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.75%, 2/14/22[1]	6,490,000	6,587,350
inVentiv Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/4/16[1]	19,281,949	19,354,256

12        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services (Continued)
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st lien Term Loan, Tranche B, 4.00%, 6/1/18[1]	$75,850,356	$75,613,323
Millennium Laboratories LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/14/21[1]	115,100,000	114,631,658
MSO of Puerto Rico, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.75%, 12/12/17[1]	5,192,998	5,225,455
Select Medical, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%-5.00%, 6/1/18[1]	33,952,415	33,867,534
Steward Health Care System LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 4/10/20[1]	22,579,375	22,381,805
Surgery Center Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 4/11/19[1]	35,283,623	35,460,041
Surgery Center Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/11/20[1]	19,595,000	19,564,393
Surgical Care Affiliates, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche C, 4.00%, 6/29/18[1]	27,032,851	27,083,537

		710,852,092

Health Care Technology—0.1%
Vitera Healthcare Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/4/20[1]	26,219,297	26,153,749
Life Sciences Tools & Services—0.3%
JLL/Delta Dutch Newco BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/11/21[1]	52,110,000	51,662,167
Pharmaceuticals—1.3%
Aegis Sciences Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.50%, 2/20/21[1]	18,540,000	18,679,050
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 12/31/17[1]	7,664,791	7,722,277
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/15/17[1]	32,056,964	32,105,050
Healogics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 2/5/19[1]	21,282,519	21,388,931
Par Pharmaceutical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 9/30/19[1]	107,393,234	107,135,920
Valeant Pharmaceuticals International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/5/20[1]	85,116,005	85,275,597

		272,306,825

Industrials—22.8%
Aerospace & Defense—1.2%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.25%, 3/22/18[1]	25,577,711	23,083,884
Doncasters Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/9/20[1]	47,115,082	47,154,328
Doncasters Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/9/20[1]	925,000	928,854
Doncasters Group Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/9/20[1]	7,062,069	7,097,379

13        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Aerospace & Defense (Continued)
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.139%, 12/31/15[1,2]	$30,286,585	$9,489,787
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.589%, 6/30/16[1,2]	9,968,454	199,369
LM US Member LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%-5.75%, 10/25/19[1]	35,157,481	35,267,348
LMI Aerospace, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/28/18[1]	25,105,057	24,602,956
Sequa Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/19/17[1]	28,813,862	28,324,026
TurboCombustor Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/2/20[1]	22,698,113	22,868,348
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/28/19[1]	49,265,961	49,419,918

		248,436,197

Air Freight & Couriers—0.2%
US Airways, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.50%, 5/23/19[1]	39,300,000	39,029,812

Airlines—0.7%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 3.75%, 6/27/19[1]	120,349,045	120,236,278
United Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/1/19[1]	28,361,804	28,446,890

		148,683,168

Building Products—0.3%
ABC Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 4/16/20[1]	26,307,800	26,198,176
NCI Building Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-4.50%, 6/24/19[1]	8,849,318	8,849,318
Wilsonart International Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 10/31/19[1]	30,342,747	30,200,531

		65,248,025

Commercial Services & Supplies—10.7%
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/18/17[1]	29,819,566	29,886,660
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/17/18[1]	35,620,066	35,887,216
AlixPartners LLP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 7/10/20[1]	37,562,500	37,555,776
AlixPartners LLP, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 7/10/21[1]	13,600,000	13,918,757
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/12/21[1]	30,776,594	30,661,182
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 0.50%, 2/12/21[1]	10,920,727	10,879,774
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.00%, 8/12/21[1]	20,179,932	20,255,606
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Delayed Draw, Tranche B, 3.50%, 8/12/21[1]	7,615,068	7,643,625

14        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Ascend Learning LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%-7.50%, 7/26/19[1]	$16,194,413	$16,221,409
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.00%, 5/24/19[1]	58,305,160	58,402,355
Tranche B2, 4.25%, 7/8/20[1]	55,034,125	54,424,842
Asurion LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 3/3/21[1]	49,645,000	50,906,827
Audio Visual Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/22/21[1]	46,380,000	46,476,610
Brand Energy & Infrastructure Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/26/20[1]	85,401,808	85,698,323
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%-6.75%, 3/16/17[1]	13,374,745	13,413,759
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 3/16/18[1]	14,670,000	14,856,426
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.402%, 5/9/17[1]	81,864,374	82,017,870
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 3/14/21[1]	10,058,498	10,004,011
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 3/19/21[1]	12,435,961	12,368,595
CEVA Logistics U.S. Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, 6.50%, 3/14/21[1]	14,630,542	14,551,288
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 12/20/19[1]	40,023,423	39,748,262
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/21/20[1]	15,000,000	15,000,000
Edmentum, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/17/18[1]	27,834,449	27,904,035
Edmentum, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 5/17/19[1]	5,000,000	5,012,500
EWT Holdings III Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 1/15/21[1]	46,274,770	46,491,706
EWT Holdings III Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 1/15/22[1]	9,315,000	9,425,616
Expert Global Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 4/3/18[1]	32,626,381	31,198,977
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C1, 4.155%, 3/23/18[1]	61,215,219	61,227,952
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.155%, 9/24/18[1]	20,000,000	20,006,260
Tranche B, 4.152%, 3/24/21[1]	58,835,094	58,827,740
Garda World Security Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 11/6/20[1]	22,692,977	22,646,888
Garda World Security Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.00%, 11/6/20[1]	5,805,180	5,793,390
GCA Services Group, Inc., Sr. Credit Facilities 1st Lien Term Loan, 4.25%-5.50%, 11/1/19[1]	17,509,734	17,520,678
GCA Services Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 9.25%, 11/1/20[1]	10,516,000	10,673,740

15        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
IG Investments Holdings LLC, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/31/19[1]	$52,825,824	$53,133,957
Information Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/30/20[1]	23,671,050	23,730,228
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/27/21[1]	27,830,000	27,586,488
Inmar, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.00%, 1/27/22[1]	9,275,000	9,205,438
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/8/17[1]	31,520,000	31,276,760
JHCI Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 7/11/19[1]	26,293,750	26,753,891
JHCI Acquisition, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.00%, 7/11/20[1]	11,000,000	11,192,500
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 6/20/16[1]	50,469,684	50,406,597
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 12/20/16[1]	18,060,000	18,060,000
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.00%, 4/18/19[1]	30,072,750	30,129,136
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 4/17/20[1]	14,900,330	15,043,120
New Breed Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 10/1/19[1]	23,560,003	23,579,629
OPE USIC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 7/10/20[1]	47,143,750	46,986,620
Orbitz Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/10/21[1]	35,676,219	35,854,600
Osmose Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/26/18[1]	23,866,252	23,861,288
Ozburn-Hessey Holding Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/23/19[1]	26,895,234	26,979,281
Pacific Industrial Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 10/2/18[1]	56,889,125	57,220,959
Pacific Industrial Services, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/2/19[1]	19,060,000	19,548,412
Pitney Bowes, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 10/1/19[1]	23,641,200	23,796,357
Pitney Bowes, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.75%, 10/1/20[1]	7,605,000	7,719,075
Protection One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/21/19[1]	50,332,165	50,311,177
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/19/19[1]	86,684,424	86,666,394
Sabre, Inc., Sr. Sec. Credit Facilities Incremental 1st Lien Term Loan, Tranche B2, 4.50%, 2/19/19[1]	33,282,750	33,350,347
Ship Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.75%, 11/29/19[1]	33,205,000	33,526,690
Sourcehov, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/30/18[1]	35,258,563	35,434,855

16        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Sourcehov, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/30/19[1]	$13,680,000	$13,919,400
STG Fairway Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 2/28/19[1]	34,687,432	34,839,190
SurveyMonkey.com LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 2/7/19[1]	29,749,749	29,898,497
Synagro Infrastructure Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 8/22/20[1]	24,875,000	25,030,469
Tervita Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/15/18[1]	75,321,032	74,338,318
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 6/26/19[1]	145,458,890	148,618,112
Trinet HR Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 8/20/20[1]	49,750,000	50,154,219
WasteQuip LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/9/19[1]	21,338,750	21,445,444

		2,217,106,103

Electrical Equipment—2.4%
Alcatel-Lucent USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.50%, 1/30/19[1]	69,144,899	69,267,355
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/25/21[1]	23,132,025	23,156,129
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 7.50%, 1/24/22[1]	12,975,000	13,156,650
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/22/17[1]	62,962,640	63,290,549
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.00%, 11/22/18[1]	19,201,940	19,249,945
EIG Investors Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/9/19[1]	40,854,700	41,144,074
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.25%, 2/28/20[1]	112,930,156	113,028,970
Tranche B5, 5.00%, 1/15/21[1]	78,493,031	78,744,556
Internap Network Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/22/19[1]	33,336,450	33,544,803
Mitel Networks Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 1/31/20[1]	13,880,213	14,013,227
NXP BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 3.25%, 1/11/20[1]	4,880,874	4,850,369
Rocket Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 2/8/18[1]	19,488,284	19,549,184

		492,995,811

Industrial Conglomerates—2.3%
Air Distribution Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 11/9/18[1]	38,677,786	38,798,654
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[1]	47,399,304	47,001,482
Crosby US Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 11/23/20[1]	57,356,250	57,224,789

17        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Industrial Conglomerates (Continued)
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.00%, 11/2/18[1]	$24,631,202	$25,008,379
Tranche B2, 5.00%, 11/2/18[1]	9,886,285	10,037,674
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 7/30/19[1]	20,390,000	20,695,850
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/12/19[1]	35,500,000	35,633,125
Excelitas Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/2/20[1]	35,926,994	36,181,465
Filtration Group Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/20/20[1]	22,897,613	23,119,445
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/30/20[1]	95,400,600	95,335,537
Isola USA Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.25%, 11/29/18[1]	23,735,719	24,329,112
Minimax GmbH & Co. KG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/14/20[1]	25,621,250	25,877,462
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/9/17[1]	42,580,008	42,597,764

		481,840,738

Machinery—2.5%
Accudyne Industries Borrower SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 12/13/19[1]	35,643,613	35,547,090
Alliance Laundry Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-5.25%, 12/10/18[1]	46,017,483	46,151,715
August LUX UK Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.00%, 4/27/18[1]	32,358,069	32,519,859
Boomerang Tube LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11.00%, 10/11/17[1]	18,158,461	16,524,200
Capital Safety, Sr. Sec. Credit Facilities Term Loan, 4.00%, 3/13/21[1]	64,750,000	64,531,469
CPM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 8/29/17[1]	19,812,616	19,985,976
International Equipment Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%-7.75%, 8/16/19[1]	34,562,500	34,627,305
Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/28/20[1]	39,149,246	39,247,119
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/8/20[1]	22,025,000	22,355,375
RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/21/20[1]	81,341,250	81,197,195
Utex Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/10/20[1]	36,687,763	36,764,183
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 9/8/17[1]	78,560,657	78,731,998

		508,183,484

Marine—0.5%
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 9/22/19[1]	32,120,550	32,281,153
Fram Group Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/31/17[1]	17,250,681	17,265,051

18        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Marine (Continued)
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 8/17/17[1]	$48,350,000	$49,055,088

		98,601,292

Road & Rail—0.5%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 12/21/17[1]	24,324,600	24,415,817
US Xpress Enterprises, Inc., Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 10/12/14[1]	4,354,506	4,332,734
Wabash National Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/8/19[1]	26,710,429	26,777,205
YRC Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.00%, 2/13/19[1]	41,600,738	41,990,744

		97,516,500

Trading Companies & Distributors—1.5%
Home Loan Servicing Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/26/20[1]	32,519,263	32,600,561
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 7.00%, 3/19/17[1]	51,190,125	53,877,607
iStar Financial, Inc., Sr. Sec. Credit Facilities Term Loan, 4.50%, 10/15/17[1]	59,963,724	60,244,833
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 2/15/18[1]	51,242,607	51,538,840
Orchard Acquisition Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 2/8/19[1]	42,292,087	43,243,659
Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/11/20[1]	72,418,172	71,988,226

		313,493,726

Information Technology—5.7%
Electronic Equipment, Instruments, & Components—0.7%
Aeroflex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.50%, 11/9/19[1]	25,946,610	26,064,018
Aricent Technologies, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/14/21[1]	41,585,000	41,559,010
Aricent Technologies, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 4/14/22[1]	18,480,000	18,526,200
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/30/19[1]	39,746,147	39,920,036
Kronos, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 9.75%, 4/30/20[1]	13,744,451	14,242,687

		140,311,951

Internet Software & Services—1.4%
Active Network, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 11/13/20[1]	33,735,450	33,819,789
Active Network, Inc. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 11/15/21[1]	10,515,000	10,607,006
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.762%, 10/26/17[1]	39,730,186	38,445,153

19        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services (Continued)
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 6.50%, 3/31/18[1]	$45,508,140	$45,403,835
Blue Coat Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 6/26/20[1]	5,800,000	5,952,250
Blue Coat Systems, Inc., Sr. Sec. Credit Facilities Term Loan, 4.00%, 5/31/19[1]	31,191,702	31,201,465
Hyland Software, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.75%, 2/18/21[1]	27,555,329	27,693,106
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/12/20[1]	32,269,125	32,285,260
Mitchell International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 10/11/21[1]	23,162,360	23,486,633
Renaissance Learning, Inc., Sr. Sec. Credit Facilities 1st Lien REV Term Loan, 8.00%, 4/1/22[1]	14,850,000	14,843,808
Renaissance Learning, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/2/21[1]	25,525,000	25,525,000

		289,263,305

IT Services—0.4%
Telx Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/20/20[1]	18,565,000	18,565,000
Telx Group, Inc. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.50%, 3/20/21[1]	5,570,000	5,614,098
Vetafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/3/19[1]	58,869,906	58,918,945

		83,098,043

Office Electronics—0.5%
BMC Foreign Holding, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 9/10/20[1]	16,418,850	16,326,494
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 9/10/20[1]	88,750,113	88,722,422

		105,048,916

Software—1.9%
Aptean, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/21/20[1]	25,970,000	26,026,822
Aptean, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 2/19/21[1]	9,275,000	9,379,344
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.75%, 10/4/18[1]	69,487,377	69,885,470
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/10/18[1]	55,886,635	56,166,068
Deltek, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 10/10/19[1]	14,560,000	14,851,200
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 3.75%, 6/3/20[1]	39,775,058	39,558,443
Openlink International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 10/30/17[1]	18,607,411	18,700,448
Presidio, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 3/31/17[1]	18,480,000	18,595,500
RP Crown Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 12/21/18[1]	99,261,309	99,199,271

20        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Software (Continued)
RP Crown Parent LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 12/21/19[1]	$21,105,000	$21,368,813
Sybil Finance BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 3/18/20[1]	18,560,000	18,540,660

		392,272,039

Technology Hardware, Storage & Peripherals—0.8%
Dell International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/29/20[1]	168,695,966	168,297,675

Materials—9.8%
Chemicals—3.6%
Al Chem & CY SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.50%, 10/4/19[1]	17,136,270	17,179,111
Tranche B2, 4.50%, 10/4/19[1]	8,891,187	8,913,415
American Pacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 2/26/19[1]	23,185,000	23,445,831
Arysta Lifescience SPC LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/29/20[1]	49,396,828	49,396,433
Axalta Coating Systems U.S. Holdings/Dutch Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 2/1/20[1]	62,146,644	62,064,673
CeramTec Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.25%, 8/28/20[1]	2,935,471	2,934,247
CeramTec Service GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 8/28/20[1]	38,702,290	38,686,151
Chromaflo Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/2/19[1]	14,289,188	14,307,049
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/1/20[1]	41,546,344	41,650,210
Houghton International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 12/21/20[1]	3,800,000	3,890,250
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/4/18[1]	39,952,005	39,641,658
Minerals Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/14/21[1]	27,720,000	27,719,667
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.00%, 9/8/17[1]	8,484,492	8,473,886
Tranche B2, 5.00%, 9/9/17[1]	15,609,955	15,600,199
Tranche B3, 5.00%, 9/9/17[1]	13,870,238	13,870,237
Nusil Technology LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/7/17[1]	24,899,440	24,339,203
OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.00%, 8/20/19[1]	42,989,319	43,472,949
OXEO Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 1/15/20[1]	47,486,786	47,546,145
OXEO Sarl, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 7/15/20[1]	8,880,000	9,046,500
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/7/17[1]	65,455,569	65,480,115
Road Infrastructure Investment, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/19/21[1]	25,708,898	25,617,837

21        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Royal Adhesives & Sealants LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/31/18[1]	$34,304,022	$34,632,757
Royal Adhesives & Sealants LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 1/31/19[1]	5,225,000	5,316,438
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/19/20[1]	87,510,400	87,606,136
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 6/30/17[1]	29,849,026	29,838,369

		740,669,466

Construction Materials—1.4%
Atkore, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/26/21[1]	18,480,000	18,464,606
Atkore, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 9/27/21[1]	9,240,000	9,280,425
Continental Building Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 8/28/20[1]	47,033,650	47,165,956
CPG International, Inc., Sr. Sec. Credit Facilities Term Loan, 4.75%, 9/30/20[1]	34,825,000	34,950,161
GYP Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 3/27/21[1]	36,195,000	35,833,050
HD Supply, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 6/28/18[1]	38,850,676	38,854,717
Quikrete Cos., Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 9/26/20[1]	83,057,625	83,119,918
Quikrete Cos., Inc. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 3/26/21[1]	9,530,000	9,780,163
Roofing Supply Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 5/31/19[1]	9,311,933	9,329,393

		286,778,389

Containers & Packaging—1.6%
Ardagh Holdings USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/17/19[1]	47,718,211	47,837,506
Ardagh Holdings USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.00%, 12/17/19[1]	19,330,000	19,305,838
Berry Plastics Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 3.75%, 1/6/21[1]	46,345,000	46,138,626
Caraustar Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 5/1/19[1]	23,395,860	23,768,743
Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 7/3/19[1]	34,830,912	34,932,513
Exopack LLC/Cello-Foil Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/8/19[1]	33,256,650	33,630,787
Expera Specialty Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 12/21/18[1]	37,218,750	37,683,984
NewPage Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.50%, 2/5/21[1]	75,180,000	76,072,763
Xerium Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/17/19[1]	19,502,625	19,640,762

		339,011,522

22        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Metals & Mining—2.4%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.408%, 8/3/49[1,2]	$1,890,661	$189
Arch Coal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/16/18[1]	53,375,525	52,026,298
Bowie Resources Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 8/16/20[1]	19,500,000	19,719,375
Constellium NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 3/25/20[1]	25,746,377	26,196,939
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 9/5/19[1]	95,642,726	96,144,850
FMG Resources August 2006 Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/28/19[1]	75,665,411	75,718,604
Foresight Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/21/20[1]	39,800,000	40,139,972
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/5/19[1]	62,065,000	62,582,188
Norander Aluminum Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/28/19[1]	32,799,073	31,336,791
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/24/20[1]	49,750,000	49,801,839
Walter Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 4/2/18[1]	33,673,561	32,530,074

		486,197,119

Paper & Forest Products—0.8%
Appvion, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 6/28/19[1]	55,962,113	56,510,094
Berlin Packaging LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/2/19[1]	21,887,515	21,978,721
Berlin Packaging LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/2/20[1]	7,510,000	7,641,425
Signode Industrial Group US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/8/21[1]	29,840,000	29,770,055
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%-5.50%, 8/10/19[1]	56,473,063	56,473,062

		172,373,357

Telecommunication Services—3.7%
Diversified Telecommunication Services—3.4%
Cincinnati Bell, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 9/10/20[1]	53,228,759	53,084,616
ConvergeOne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.25%, 5/8/19[1]	20,539,777	20,642,476
Fairpoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[1]	63,121,234	65,284,462
Global Tel Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/22/20[1]	46,883,642	46,649,224
Global Tel Link Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 11/23/20[1]	25,000,000	24,781,250
Greenneden US Holdings II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 11/13/20[1]	24,937,500	25,031,016

23        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Integra Telecom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 2/22/19[1]	$25,735,050	$25,883,027
Integra Telecom, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 2/21/20[1]	8,000,000	8,200,000
IPC Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 7.75%, 7/31/17[1]	45,168,694	45,338,077
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 7.75%, 7/31/17[1]	9,457,731	9,493,197
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche BI, 4.00%, 1/15/20[1]	95,580,000	95,615,843
Tranche BIII, 4.00%, 8/1/19[1]	8,865,000	8,868,324
LTS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/13/20[1]	81,461,807	81,800,525
LTS Buyer LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.00%, 4/12/21[1]	14,185,041	14,409,633
Securus Technologies Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 4/30/20[1]	35,650,850	35,539,441
Securus Technologies Holdings, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 4/30/21[1]	15,245,000	15,359,338
US TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]	43,523,794	43,828,460
XO Communications, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/4/21[1]	37,130,000	37,130,000
Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 7/2/19[1]	45,518,436	45,480,519

		702,419,428

Wireless Telecommunication Services—0.3%
NTELOS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/9/19[1]	52,677,639	52,743,486

Utilities—3.1%
Electric Utilities—2.8%
Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.375%, 8/13/19[1]	75,476,795	76,703,293
Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 0.50%, 8/13/18[1]	4,962,547	5,043,188
Atlantic Power LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 2/20/21[1]	23,180,000	23,382,825
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 12/17/20[1]	18,342,736	18,434,450
Intergen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 6/15/20[1]	39,700,000	40,063,930
LA Frontera Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 9/30/20[1]	32,607,065	32,647,824
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche C, 5.018%, 2/22/15[1,2]	34,534,694	19,943,786
Moxie Liberty LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 7.50%, 8/21/20[1]	36,000,000	36,990,000
Moxie Patriot LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.75%, 12/19/20[1]	19,395,000	19,916,241
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/9/20[1]	74,812,500	75,036,937

24        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electric Utilities (Continued)
Texas Competitive Electric Holdings Co. LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.736%, 10/10/17[1,2]	$296,840,000	$224,949,211

		573,111,685

Gas Utilities—0.2%
Panda Temple Power II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 4/3/19[1]	20,500,000	21,076,562
Power Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.25%-4.25%, 5/6/20[1]	15,875,556	15,759,447

		36,836,009

Independent Power and Renewable Electricity Producers—0.1%
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 4/23/20[1]	22,238,663	22,230,635

Total Corporate Loans (Cost $20,370,989,494)		20,410,888,226

Corporate Bonds and Notes—0.1%
Erickson Air-Crane, Inc., 6% Sub. Nts., 11/2/20	2,744,300	2,510,705
Jurassic Holdings III, Inc., 6.875% Sec. Nts., 2/15/21[4]	12,335,000	12,797,562
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[4]	5,500,000	6,022,500
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[5]	11,760,000	8,908,200

Total Corporate Bonds and Notes (Cost $30,395,359)		30,238,967

	Shares
Preferred Stock—0.0%
Alpha Media Group, Inc., Preferred[3,6] (Cost $–)	1,145	—

Common Stocks—0.5%
Alpha Media Group, Inc.[3,6]	8,587	—
Cinram International Income Fund[6]	17,849,008	—
Eningen Realty, Inc.[6]	1,642	7,184
ION Media Networks, Inc.[6]	35,695	7,139,000
Media General, Inc., Cl. A3,6	5,842,744	89,510,838
Precision Partners[6]	185	71,507
Revel Entertainment, Inc.[6]	365,409	—
Total Common Stocks (Cost $61,936,293)		96,728,529

Investment Companies—2.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[3,7]	332,896,599	332,896,599
Oppenheimer Ultra-Short Duration Fund, Cl. Y3	10,016,815	100,368,486

Total Investment Companies (Cost $433,265,085)		433,265,085

Total Investments, at Value (Cost $20,896,586,231)	101.4%	20,971,120,807

Liabilities in Excess of Other Assets	(1.4)	(287,564,129)

Net Assets	100.0%	$20,683,556,678

25        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares July 31, 2013	Gross Additions	Gross Reductions	Shares April 30, 2014
Alpha Media Group, Inc.	8,587	—	—	8,587
Alpha Media Group, Inc., Preferred	1,145	—	—	1,145
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16	25,238,104	2,388,937	458,390	27,168,651
Media General, Inc., Cl. A	—	5,842,744	—	5,842,744
Oppenheimer Institutional Money Market Fund, Cl. E	1,101,188,372	4,597,693,769	5,365,985,542	332,896,599
Oppenheimer Ultra-Short Duration Fund, Cl. Y (formerly Oppenheimer Short Duration Fund, CI. Y)	7,501,219	2,515,618	22	10,016,815

	Value	Income	Realized Gain
Alpha Media Group, Inc.	$—	$—	$—
Alpha Media Group, Inc., Preferred	—	—	—
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16	271,687	79,079	134,868
Media General, Inc., Cl. A	89,510,838	—	—
Oppenheimer Institutional Money Market Fund, Cl. E	332,896,599	402,357	—
Oppenheimer Ultra-Short Duration Fund, Cl. Y (formerly Oppenheimer Short Duration Fund, CI. Y)	100,368,486	206,375	—

Total	$523,047,610	$687,811	$134,868

4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $18,820,062 or 0.09% of the Fund’s net assets as of April 30, 2014.
5.	Restricted security. The aggregate value of restricted securities as of April 30, 2014 was $8,908,200, which represents 0.04% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Depreciation
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15	9/18/12-2/28/14	$9,654,591	$8,908,200	$746,391

6.	Non-income producing security.
7.	Rate shown is the 7-day yield as of April 30, 2014.

26        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Total Return Swaps at April 30, 2014
Reference Asset	Counterparty	Pay/Receive Total Return	Floating Rate	Maturity Date	Notional Amount (000’s)		Value
iBoxx USD Liquid Leveraged Loans Index	JPM	Receive	Three-Month USD BBA LIBOR	9/25/14	USD	5,000	$(619)
iBoxx USD Liquid Leveraged Loans Index	JPM	Pay	Three-Month USD BBA LIBOR	6/26/14	USD	5,000	(9,903)

Total Over-the-Counter Total Return Swaps							$(10,522)

Glossary:

Counterparty Abbreviations

JPM	JPMorgan Chase Bank NA

Definitions

BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate

27        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer Senior Floating Rate Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing

28        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some Senior Loans. As a result, some Senior Loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of April 30, 2014, securities with an aggregate market value of $20,410,888,226, representing 98.68% of the Fund’s net assets were comprised of Senior Loans.

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to the risk of the borrower missing an interest payment. Information concerning securities not accruing interest as of April 30, 2014 is as follows:

Cost	$332,991,066
Market Value	$277,778,419
Market value as % of Net Assets	1.34%

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is

29        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

30        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

31        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$20,410,888,226	$—	$20,410,888,226
Corporate Bonds and Notes	—	30,238,967	—	30,238,967
Preferred Stock	—	—	—	—
Common Stocks	89,510,838	7,146,184	71,507	96,728,529
Investment Companies	433,265,085	—	—	433,265,085

Total Assets, at Value	$522,775,923	$20,448,273,377	$71,507	$20,971,120,807

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(10,522)	$—	$(10,522)

Total Liabilities	$—	$(10,522)	$—	$(10,522)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Investments, at Value:
Corporate Loans	$189	$—	$—	$(189)
Common Stocks	7,184	(16,256,475)	16,256,475	(7,184)

Total Assets	$7,373	$(16,256,475)	$16,256,475	$(7,373)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.
**	Transferred from Level 2 to Level 3 because of the lack of observable market data.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to

32        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

33        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Statement of Investments. Daily changes in the value of cleared swaps are reported as variation margin receivable or payable on the Statement of Assets and Liabilities in the annual and semiannual reports. The values of OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

34        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund has entered into total return swaps to increase exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.

The Fund has entered into total return swaps to decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.

For the period ended April 30, 2014, the Fund had ending monthly average notional amounts of $1,000,000 and $500,000 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

35        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for cleared swaps.

With respect to cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

36        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

Restricted Securities

As of April 30, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Loan Commitments

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $24,502,770 at April 30, 2014. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At April 30, 2014, these commitments have a market value of $24,558,460 and have been included as Corporate Loans in the Statement of Investments. The following commitments are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the Statement of Assets and Liabilities in the annual and semiannual reports.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$20,910,751,651

Gross unrealized appreciation	$239,899,566
Gross unrealized depreciation	(179,540,932)

Net unrealized appreciation	$60,358,634

37        OPPENHEIMER SENIOR FLOATING RATE FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	6/9/2014